S-K 1603(c) Fiduciary Duties to Other Companies	Sep. 15, 2025
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Line Items]
SPAC Officers and Directors, Fiduciary Duties to Other Companies, Description [Text Block]

Under Cayman Islands law, directors and officers owe the following fiduciary duties:

•        duty to act in good faith in what the director or officer believes to be in the best interests of the company as a whole;

•        duty to exercise powers for the purposes for which those powers were conferred and not for a collateral purpose;

•        duty to not improperly fetter the exercise of future discretion;

•        duty to exercise authority for the purpose for which it is conferred and a duty to exercise powers fairly as between different sections of shareholders;

•        duty not to put themselves in a position in which there is a conflict between their duty to the company and their personal interests; and

•        duty to exercise independent judgment.

Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

Below is a table summarizing the entities to which our officers and directors currently have fiduciary duties or contractual obligations that may present a conflict of interest:

Name of Individual	Entity Name	Entity’s Business	Affiliation
Håkan Wohlin	KingsRock Advisors, LLC	Financial	Founder, Managing Partner
Louis Jaffe	KingsRock Advisors, LLC	Financial	Co-Founder, Managing Partner
Gil Ottensoser	KingsRock Advisors, LLC	Financial	Managing Director
Philipp von Girsewald	KingsRock Advisors, LLC niiio finance group AG	Financial Financial	Managing Director Supervisory Board Member
Dr. Josef Ackermann	KingsRock Advisors, LLC	Financial	Chairman of Advisory Board, Senior Advisor
Yassine Bouhara	KingsRock Advisors, LLC	Financial	Senior Advisor
	Tell Limited	Financial	Group Chairman
Fred Brettschneider	KingsRock Advisors, LLC	Financial	Senior Advisor
	SEDA Experts, LLC	Consulting	Senior Advisor
Seth Waugh	Arax Investment Partners	Financial	Vice Chairman
	Franklin Resources, Inc.	Financial	Director
	Yext	Technology	Director
	Rafferty Holdings, LLC	Financial	Chairman